Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 1.2	$ 0.9